Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Cash equivalents	$ 0		$ 0
Mineral properties	$ 0		$ 0
Warrants term	7 years
Warrants issued to previous equity stockholders represented as a percentage of outstanding new common shares	17.50%
Amount sold	$ 11,124,000	$ 0
Credit period provided by the company	7 days
Reorganization items, net	$ 0	292,000
Phantom shares
Significant Accounting Policies [Line Items]
Number of shares of common stock considered for cash payment of grants issued	1
Compensation expense	$ 300,000	500,000
Gold
Significant Accounting Policies [Line Items]
Amount sold	10,328,000	0
Silver
Significant Accounting Policies [Line Items]
Amount sold	$ 796,000	$ 0
Operating revenues | Gold | Product concentration
Significant Accounting Policies [Line Items]
Concentration percentage	93.00%